POST-EMPLOYMENT BENEFITS - Remeasurement Recognized in OCI and Equity (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [line items]
Return on plan assets (excluding interest income)	$ 209	$ 281
Change in asset ceiling	(10)	40
Domestic defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Return on plan assets (excluding interest income)	101	149
Change in financial assumptions	70	(328)
Change in demographic assumptions	0	(8)
Effect of experience adjustments	15	(44)
Remeasurement gain (loss), recognized in other comprehensive income and equity	$ 176	$ (191)